Table of Contents

      USAA Family of Funds                                    1
      Message from the President                              2
      Investment Review                                       4
      Message from the Manager                                5
      Shareholder Voting Results                              8
      Financial Information
         Portfolio of Investments                             9
         Notes to Portfolio of Investments                   10
         Statement of Assets and Liabilities                 11
         Statement of Operations                             12
         Statements of Changes in Net Assets                 13
         Notes to Financial Statements                       14









Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.


This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA GNMA Trust, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)2000, USAA. All rights reserved.










                        USAA Family of Funds Summary

         Fund                                             Minimum
       Type/Name                     Volatility          Investment
       ---------                     ----------          ----------
 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets                  Very high               $3,000
 First Start Growth                Moderate to high        $3,000
 Gold                              Very high               $3,000
 Growth                            Moderate to high        $3,000
 Growth & Income                   Moderate                $3,000
 International                     Moderate to high        $3,000
 S&P 500 (Registered Trademark)
  Index                            Moderate                $3,000
 Science & Technology              Very high               $3,000
 Small Cap Stock                   Very high               $3,000
 World Growth                      Moderate to high        $3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy                 Moderate                $3,000
 Cornerstone Strategy              Moderate                $3,000
 Growth and Tax
  Strategy                         Moderate                $3,000
 Growth Strategy                   Moderate to high        $3,000
 Income Strategy                   Low to moderate         $3,000

 INCOME - TAXABLE
===============================================================================
 GNMA                              Low to moderate         $3,000
 High-Yield
  Opportunities                    High                    $3,000
 Income                            Moderate                $3,000
 Income Stock                      Moderate                $3,000
 Intermediate-Term
  Bond                             Low to moderate         $3,000
 Short-Term Bond                   Low                     $3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term                         Moderate                $3,000
 Intermediate-Term                 Low to moderate         $3,000
 Short-Term                        Low                     $3,000
 State Bond Income                 Moderate                $3,000

 MONEY MARKET
===============================================================================
 Money Market                      Very low                $3,000
 Tax Exempt
  Money Market                     Very low                $3,000
 Treasury Money
  Market Trust                     Very low                $3,000
 State Money Market                Very low                $3,000
-------------------------------------------------------------------------------

Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

Some income may be subject to state or local taxes or the federal alternative minimum tax.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The Science & Technology Fund may be more volatile than a fund that diversifies across many industries.

The InveStart(Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

California, Florida, New York, Texas, and Virginia funds available to residents only.

Nondeposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.









Message from the President



[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA,
 APPEARS HERE]


As I write this message, I am also in the process of preparing to lead a panel on personal finance at the Greater San Antonio Chamber of Commerce's annual conference on economic development. As we enter 2000, I have asked my fellow panelists to look back to what they consider to be the key lessons they have learned in careers that all span at least 25 years in investments.

The incident and the person I have chosen is the visit of a well-known equity strategist from one of the major investment bankers to San Antonio in the spring of 1982. I should remind you what the spring of 1982 was like. The market had not yet shaken off the effects of repeated, arbitrary increases in the price of oil; the roaring inflation which followed; and the highest U.S. interest rates since the Civil War. Stocks and bonds had not yet come off their worst performance since World War II. Against this backdrop, that well-known equity strategist delivered a magnificent after-dinner presentation. He plucked facts and figures from a wide variety of sources and wove them into a compelling argument. His conclusion was clear: "Stay out of this market!" He was brilliant.

He was dead wrong. That summer saw the beginning of the greatest bull market for both stocks and bonds in U.S. history.

This incident has greatly influenced my thinking and my career. It taught me these things:

    - It is best to base investment strategy on something other than a forecast of the market.

    - If you insist on forecasting the market, it doesn't help to make the little calls. You absolutely must be right at times like spring of 1982.

    - If you use an asset allocation approach to investing, your chances of being in at a major turning point are 100%.

That is why I believe in the asset allocation approach of our strategy funds.


Sincerely,



Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


Past performance is no guarantee of future results.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call for a prospectus. Read it carefully before investing.









Investment Review



USAA GNMA TRUST

OBJECTIVE: High level of current income consistent with preservation of principal.

TYPES OF INVESTMENTS: Invests principally in securities backed by the full faith and credit of the U.S. government; mostly GNMA pass-through certificates, which represent ownership in a pool of mortgage loans or a single mortgage loan.


--------------------------------------------------------------------------------
                                           11/30/99              5/31/99
================================================================================
  Net Assets                            $463.8 Million       $500.5 Million
  Net Asset Value Per Share                  $9.51               $10.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns and 30-Day SEC Yield(*) as of 11/30/99
================================================================================
        5/31/99                              Since Inception     30-Day
     to 11/30/99(+)   1 Year     5 Years        on 2/1/91       SEC Yield
        -1.68%        -2.71%      6.86%           6.75%           6.72%
--------------------------------------------------------------------------------

(*) Calculated as prescribed by the  Securities  and Exchange  Commission.

(+) Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gains distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gains distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.


                     CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust, the Lehman Brothers Inc. GNMA 30-Year Index, and the Lipper GNMA Funds Average for the period of 2/01/91 through 11/30/99. The data points from the graph are as follows:

               USAA GNMA            Lehman             Lipper
                 Trust              Index              Average
              -------------         -------            -------

02/01/91       $10,000              $10,000           $10,000
05/31/91        10,207               10,335            10,279
11/30/91        10,932               11,173            11,016
05/31/92        11,382               11,651            11,469
11/30/92        11,838               12,128            11,911
05/31/93        12,594               12,765            12,531
11/30/93        12,731               12,969            12,772
05/31/94        12,677               12,721            12,464
11/30/94        12,778               12,750            12,419
05/31/95        14,013               14,193            13,756
11/30/95        14,818               14,898            14,421
05/31/96        14,524               14,953            14,351
11/30/96        15,575               16,007            15,318
05/31/97        15,865               16,375            15,558
11/30/97        16,759               17,292            16,422
05/31/98        17,554               17,958            17,052
11/30/98        18,296               18,584            17,606
05/31/99        18,105               18,837            17,710
11/30/99        17,801               19,052            17,853

Data since inception on 2/01/91 through 11/30/99


The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust to the broad-based unmanaged index of the Lehman Brothers, Inc. GNMA 30-Year Index and an unmanaged index of funds similar to the Trust as represented by the Lipper GNMA Funds Average. Lipper Analytical Services, Inc. is an independent organization that monitors the performance of mutual funds.









Message from the Manager

[PHOTOGRAPH OF PORTFOLIO MANAGER: DONNA J. BAGGERLY, CFA, APPEARS HERE]


INTEREST RATE MARKET

Interest rates on November 30, 1999, were higher than at the beginning of this reporting period, May 31, 1999.


              GNMA PASS-THROUGH AND U.S. TREASURY NOTE YIELDS

A graph is shown comparing the GNMA 6.5% 30-Year Pass-through Certificate to the 10-Year U.S. Treasury Note for the period 05/31/99 to 11/30/99. The vertical axis shows the yield and the horizontal axis shows the time period. The data points from the graph are as follows:


              GNMA 6.5% 30-Year                     10-Year
           Pass-through Certificate            U.S. Treasury Note
           ------------------------            ------------------
05/31/99             6.93%                            5.62%
06/30/99             7.06%                            5.78%
07/30/99             7.34%                            5.90%
08/31/99             7.46%                            5.97%
09/30/99             7.22%                            5.88%
10/29/99             7.25%                            6.02%
11/30/99             7.35%                            6.19%


Please note that the top line is the yield of the 6.5% 30-year GNMA pass-through certificate. The bottom line in the graph represents the yield of the 10-year U.S. Treasury note, which is the industry standard against which most mortgage securities are measured.

Following the highly volatile period from August to November 1998, the bond market stabilized through January 1999. Since then interest rates have moved upward, depressing bond prices again.

Economic strength continued through November 1999, renewing inflation fears and the specter of higher interest rates. This fear continues even though the Federal Reserve (the Fed) raised interest rates 0.25% three times in the six-month period: in June, August, and November. The yield on the 10-year Treasury note has moved from 5.62% on May 28, 1999, to 6.19% for November 30, 1999, the end of this reporting period. With the yield on the Treasury note over 6%, this rise in interest rates may be about over.

USAA GNMA TRUST PERFORMANCE

While past performance is no guarantee of future results, from May 31, 1999, to November 30, 1999, your Fund paid an annualized dividend distribution yield of 6.25% versus an average annualized dividend distribution yield of 5.70% for the Lipper GNMA Funds Average. During the six-month period, the Trust's share price fell $0.49 to $9.51. Over this period, your Fund had a total return of -1.79%, below the Lipper GNMA Funds Average total return of 0.60% for the same time period.

THE USAA GNMA TRUST PORTFOLIO

With the 10-year Treasury note rate up over 0.40% since May 31, 1999, and over 1.50% since the beginning of the year, investing for low prepayment risk has had the side effect of increasing the volatility of mortgage securities and funds that invest in them. As expected in a period of rising interest rates, the USAA GNMA Trust experienced negative performance for the year due to a significant price decline. With the Fed raising rates three times in 1999 and its concern with inflation and the current tight labor market, there is a possibility that the Fed may raise rates again in 2000. A number of steps have been taken to decrease the volatility of the Fund if interest rates continue to rise. The portfolio's holdings in 6% and 6.5% fixed-rate single-family mortgages were sold and the proceeds were reinvested in 7% and 7.5% fixed-rate single-family mortgages. Virtually all of the project loans were sold, and proceeds were invested in 7.5% and 8% fixed-rate single-family mortgages. We still continue to hold the construction loan investments.

The following graph shows the fixed-rate single-family mortgage composition by coupon.


      FIXED-RATE SINGLE-FAMILY MORTGAGE POOL COMPOSITION BY COUPON RATE

A bar graph is shown here illustrating the Fixed-Rate Single-Family Mortgage Pool Composition by Coupon Rate as of 11/30/99. The vertical axis shows the coupon rate, and the horizontal axis shows the category percentage.

The values are:

Coupon Rate      5.5    6.75    7.0    7.5    8.0    8.5    9.0

Category %       6.2    1.3    12.9   10.6   16.6    1.0    0.5


The graph also shows the average coupon rate to be 6.5%.


Twelve-month dividend yield is computed by dividing income dividends paid during the 12 months by the latest month-end net asset value adjusted for capital gains distributions.

Refer to the bottom of page 4 for the Lipper Average definition.

The economy is still growing with no sign of rising inflation. Many - including the Fed - are wondering how long low inflation can continue with such a tight labor market. Therefore, as we enter the year 2000 and more economic information becomes available, your Fund may continue to be repositioned for rising rates if it appears warranted. However, as in the past, the USAA GNMA Trust will continue to be managed with the objective of returning a high level of current income consistent with preservation of principal.


--------------------------------------------------------------------------------
NEW PORTFOLIO MANAGER

On November 1, 1999, Donna Baggerly assumed management of the USAA GNMA Trust. Donna was a senior analyst at USAA Investment Management Company for four years and has a total of 12 years of investment management experience. Her predecessor in managing your Fund, Ken Willmann, moved into senior management of USAA Investment Management Company.
--------------------------------------------------------------------------------


                           TYPES OF MORTGAGES
                                11/30/99

A pie chart is shown here depicting the Types of Mortgages as of November 30, 1999 of the USAA GNMA Trust to be:

Fixed-Rate Single-Family - 48.6%; and Construction Loans - 48.9%.


Percentages  are of the net  assets  in the  portfolio  and may or may not equal
100%.

See page 9 for a complete listing of the portfolio of investments.








Shareholder Voting Results



On October 15, 1999, a special meeting of shareholders was held to vote on the following proposals. All proposals were approved by the shareholders. All shareholders of record on August 19, 1999, were entitled to vote on each proposal. The number of votes shown below are for the entire series of the USAA Investment Trust (the Trust) for proposals 1 and 2.

1 Proposal to elect Trustees as follows:

     TRUSTEES                      VOTES FOR             VOTES WITHHELD
     Robert G. Davis              181,888,787              2,690,901
     Michael J.C. Roth            181,881,641              2,698,047
     David G. Peebles             181,888,787              2,690,901
     Robert L. Mason              181,888,787              2,690,901
     Michael F. Reimherr          181,883,427              2,696,261
     Richard A. Zucker            181,875,813              2,696,966
     Barbara B. Dreeben           181,883,427              2,696,261

John W. Saunders, Jr. and Howard L. Freeman, Jr. did not stand for re-election to the Board. Their term of office will terminate on December 31, 1999.

2 Proposal to ratify the selection by the Board of Trustees of KPMG LLP as auditors for the Trust for the fiscal year ending May 31, 2000.



                            NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
            FOR                     AGAINST                  ABSTAIN
         179,181,697               2,930,888                2,467,103









USAA GNMA TRUST
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

November 30, 1999
(Unaudited)



  Principal                                                              Market
   Amount                     Security                                    Value
--------------------------------------------------------------------------------

                   U.S. GOVERNMENT & AGENCY ISSUES (101.8%)

            Government National Mortgage Assn. I, Single Family (42.0%)
  $ 6,427   6.75%, 5/15/2028                                            $  6,187
   61,115   7.00%, 4/15/2027 - 6/15/2029 (b)                              59,704
   49,283   7.50%, 2/15/2028 - 10/15/2029 (b)                             49,188
   73,698   8.00%, 1/15/2022 - 12/15/2029 (a),(b)                         74,946
    2,350   8.50%, 6/15/2021 - 7/15/2022                                   2,442
    2,086   9.00%, 7/15/2021                                               2,200
--------------------------------------------------------------------------------
                                                                         194,667
--------------------------------------------------------------------------------

            Government National Mortgage Assn. II, Single Family (6.6%)
   31,984   5.50%, 12/20/2028 - 2/20/2029 (b)                             28,580
    1,920   8.00%, 12/20/2022                                              1,954
--------------------------------------------------------------------------------
                                                                          30,534
--------------------------------------------------------------------------------

            Government National Mortgage Assn. I, Construction Loan (48.9%)
   22,396   6.25%, 10/15/2001 (a)                                         19,817
    5,880   6.35%, 3/15/2001 (a)                                           5,195
    9,231   6.38%, 7/15/2001 (a)                                           8,142
    7,598   6.40%, 6/15/2000 - 10/15/2000 (a)                              6,842
   30,422   6.50%, 3/15/2001 - 5/15/2001 (a)                              27,110
   49,300   6.63%, 4/15/2002 (a)                                          44,462
    9,513   6.70%, 9/15/2000 (a)                                           8,806
    8,502   6.80%, 5/15/2000 (a)                                           7,934
    3,575   6.85%, 4/15/2000 (a)                                           3,335
   11,838   6.88%, 7/15/2000 (a)                                          11,096
   16,635   7.00%, 8/15/2000 (a)                                          15,722
    7,028   7.05%, 4/15/2000 (a)                                           6,615
   64,088   7.50%, 7/15/2002 (a)                                          61,825
--------------------------------------------------------------------------------
                                                                         226,901
--------------------------------------------------------------------------------

            U.S. Treasury Note (4.3%)
   20,000   6.38%, 1/15/2000                                              20,019
--------------------------------------------------------------------------------
            Total U.S. government & agency issues (cost: $493,650)       472,121
--------------------------------------------------------------------------------

                       REPURCHASE AGREEMENTS (16.7%)

   77,475   Deutsche Bank Securities Corp., 5.58%, acquired on
              11/30/99 and due 12/01/99 at $77,487 (collateralized
              by a $74,050 U.S. Treasury Note, 7.25%, due 5/15/16;
              market value of $79,063) (cost: $77,475) (b)                77,475
--------------------------------------------------------------------------------
            Total investments (cost: $571,125)                          $549,596
================================================================================









USAA GNMA TRUST
NOTES TO PORTFOLIO OF INVESTMENTS


November 30, 1999
(Unaudited)


GENERAL  NOTES
Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.


SPECIFIC NOTES
(a) At November 30, 1999, the cost of securities purchased on a delayed-delivery basis was $169.5 million. The majority of these are GNMA construction loans, which are drawn against monthly during the construction period. Once the construction is completed, the security converts to a project loan.

(b) At November 30, 1999, portions of these securities were segregated to cover delayed-delivery purchases.



See accompanying notes to financial statements.








USAA GNMA TRUST
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 1999
(Unaudited)



ASSETS
   Investments in securities, at market value (identified cost of $493,650)         $472,121
   Repurchase agreements                                                              77,475
   Cash                                                                                   55
   Receivables:
      Capital shares sold                                                                 49
      Interest                                                                         3,586
      Securities sold                                                                 81,228
                                                                                    --------
         Total assets                                                                634,514
                                                                                    --------

LIABILITIES
   Securities purchased                                                              169,523
   Capital shares redeemed                                                               366
   USAA Investment Management Company                                                     48
   USAA Transfer Agency Company                                                           50
   Accounts payable and accrued expenses                                                  23
   Dividends on capital shares                                                           698
                                                                                    --------
         Total liabilities                                                           170,708
                                                                                    --------
            Net assets applicable to capital shares outstanding                     $463,806
                                                                                    ========

REPRESENTED BY:
   Paid-in capital                                                                  $503,027
   Accumulated net realized loss on investments                                      (17,692)
   Net unrealized depreciation of investments                                        (21,529)
                                                                                    --------
            Net assets applicable to capital shares outstanding                     $463,806
                                                                                    ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                    48,818
                                                                                    ========
   Net asset value, redemption price, and offering price per share                  $   9.51
                                                                                    ========



See accompanying notes to financial statements.









USAA GNMA TRUST
STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 1999
(Unaudited)



Net investment income:
   Interest income                                           $ 16,616
                                                             --------
   Expenses:
      Management fees                                             298
      Transfer agent's fees                                       298
      Custodian's fees                                             53
      Postage                                                      28
      Shareholder reporting fees                                   15
      Trustees' fees                                                2
      Registration fees                                            13
      Professional fees                                            13
      Other                                                         8
                                                             --------
         Total expenses                                           728
                                                             --------
            Net investment income                              15,888
                                                             --------
Net realized and unrealized loss on investments:
   Net realized loss                                           (8,415)
   Change in net unrealized appreciation/depreciation         (16,576)
                                                             --------
            Net realized and unrealized loss                  (24,991)
                                                             --------
Decrease in net assets resulting from operations             $ (9,103)
                                                             ========



See accompanying notes to financial statements.









USAA GNMA TRUST
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 1999, and year ended May 31, 1999
(Unaudited)



                                                                11/30/99         5/31/99
                                                               ---------------------------
From operations:
   Net investment income                                        $ 15,888         $ 27,716
   Net realized gain (loss) on investments                        (8,415)           2,274
   Change in net unrealized depreciation
      of investments                                             (16,576)         (18,135)
                                                                --------------------------
      Increase (decrease) in net assets
         resulting from operations                                (9,103)          11,855
                                                                --------------------------
Distributions to shareholders from:
   Net investment income                                         (15,888)         (27,716)
                                                                --------------------------
From capital share transactions:
   Proceeds from shares sold                                      48,493          212,281
   Shares issued for dividends reinvested                         11,747           20,534
   Cost of shares redeemed                                       (71,907)         (94,018)
                                                                --------------------------
      Increase (decrease) in net assets from capital
         share transactions                                      (11,667)         138,797
                                                                --------------------------
Net increase (decrease) in net assets                            (36,658)         122,936
Net assets:
   Beginning of period                                           500,464          377,528
                                                                --------------------------
   End of period                                                $463,806         $500,464
                                                                ==========================
Change in shares outstanding:
   Shares sold                                                     5,020           20,571
   Shares issued for dividends reinvested                          1,223            1,992
   Shares redeemed                                                (7,453)          (9,126)
                                                                --------------------------
      Increase (decrease) in shares outstanding                   (1,210)          13,437
                                                                ==========================



See accompanying notes to financial statements.










USAA GNMA TRUST
NOTES TO FINANCIAL STATEMENTS


November 30, 1999
(Unaudited)



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this semiannual report pertains only to the USAA GNMA Trust (the Fund). The Fund's investment objective is to provide a high level of current income consistent with preservation of principal. USAA Investment Management Company (the Manager) seeks to achieve this objective by investing the Fund's assets in securities backed by the full faith and credit of the U.S. government.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions.

2. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

3. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 1999.

(3) DISTRIBUTIONS

Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. Net investment income is accrued daily as dividends and distributed to shareholders monthly. At November 30, 1999, the
Fund had capital loss carryovers for federal income tax purposes of approximately $17.7 million which, if not offset by subsequent capital gains, will expire between 2003 - 2008. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 1999, were $300.1 million and $301.1 million, respectively.

Gross unrealized appreciation and depreciation of investments at November 30, 1999, were $.1 million and $21.6 million, respectively.

(5) TRANSACTIONS WITH MANAGER

A. Management fees - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at .125% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing, best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.


(7) REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are secured exclusively by obligations backed by the full faith and credit of the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund's custodian until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(8) YEAR 2000 (UNAUDITED)

Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Manager and the Fund's other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Manager has taken steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that the comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund from this problem.

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:


                               Six-month
                              Period Ended
                               November 30,                      Year Ended May 31,
                              --------------------------------------------------------------------------
                                  1999         1999        1998         1997         1996         1995
                              --------------------------------------------------------------------------
Net asset value at
   beginning of period         $  10.00     $  10.32     $   9.95     $   9.76     $  10.09     $   9.82
Net investment income               .32          .65          .66          .69          .70          .72
Net realized and
   unrealized gain (loss)          (.49)        (.32)         .37          .19         (.33)         .27
Distributions from net
   investment income               (.32)        (.65)        (.66)        (.69)        (.70)        (.72)
                              --------------------------------------------------------------------------
Net asset value at
   end of period               $   9.51     $  10.00     $  10.32     $   9.95     $   9.76     $  10.09
                              ==========================================================================
Total return (%) *                (1.68)        3.13        10.65         9.23         3.65        10.54
Net assets at end
   of period (000)             $463,806     $500,464     $377,528     $308,798     $301,589     $265,571
Ratio of expenses to
   average net
   assets (%)                       .31(a)       .31          .30          .30          .32          .32
Ratio of net investment
   income to average net
   assets (%)                      6.66(a)      6.24         6.48         6.93         6.90         7.34
Portfolio turnover (%)            56.36        64.93        60.85        77.82       127.77        93.78



  * Assumes reinvestment of all dividend income distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.



TRUSTEES
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
KPMG LLP
112 East Pecan, Suite 2400
San Antonio, Texas 78205

Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 7:00 a.m. to 9:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.
Sundays 11:30 a.m. to 8:00 p.m.

Internet Access
usaa.com(Service Mark)

For Additional Information on Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund USAA TouchLine(Registered Trademark)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777